COSTS OF SALES	12 Months Ended
Dec. 31, 2023
COSTS OF SALES
COSTS OF SALES

20— COSTS OF SALES

Costs of sales consist of the following:

	Year Ended December 31,
	2023	2022	2021
Direct costs of sales	(22,624)	(19,814)	(16,199)
Indirect costs of sales	(13,388)	(11,102)	(9,443)
Total costs of sales	(36,012)	(30,916)	(25,643)